INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Effective tax rate	(13.40%)	(7.50%)	0.10%
Valuation allowances	$ 170,143	$ 172,688
Adjusted operating tax losses carried forwards, expired	137,057
Aggregate undistributed earnings of foreign subsidiaries	745,397	745,397
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	89,448	89,448
Income tax paid	0
Unrecognized tax benefits that would impact effective tax rate	12,244	$ 7,612
Operating Tax Loss Carry Forwards Expiring 2026 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	133,499
Operating Tax Loss Carry Forwards Expiring 2027 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	126,401
Operating Tax Loss Carry Forwards Expiring 2028 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	101,245
Operating Tax Loss Carry Forwards No Expiry [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards	$ 9,739
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Statute of limitation for tax return	5 years
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years